Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Residual balance from prior periods					$ 130
Initial provision recognized	0	0	0	9,033	9,163
Cash payments			(1,336)		(6,743)
Amounts released			(142)		(93)
Foreign exchange movement			10		(3)
Closing provision	856		856		2,324
1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized					4,412
2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized					4,621
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Initial provision recognized					8,131
Cash payments			(999)		(6,544)
Amounts released					(93)
Foreign exchange movement			(1)		(3)
Closing provision	491		491		1,491
Workforce Reduction | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized					3,903
Workforce Reduction | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized					4,228
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Residual balance from prior periods					130
Initial provision recognized					1,032
Cash payments			(337)		(199)
Amounts released			(142)
Foreign exchange movement			11
Closing provision	365		365		833
Office Consolidations | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized					509
Office Consolidations | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized					$ 393